Business Combinations - Schedule of Goodwill Arising in the Business Combinations Allocated to Operating Segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Business Combinations [Line Items]
Goodwill allocated	$ 59,188	$ 49,221
Canadian Less-Than-Truckload
Disclosure Of Business Combinations [Line Items]
Reportable segment	Less-Than-Truckload
Goodwill allocated	$ 0	(225)
Canadian Truckload
Disclosure Of Business Combinations [Line Items]
Reportable segment	Truckload
Goodwill allocated	$ 811	4,079
U.S. Truckload
Disclosure Of Business Combinations [Line Items]
Reportable segment	Truckload
Goodwill allocated	$ 0	2,846
Specialized Truckload
Disclosure Of Business Combinations [Line Items]
Reportable segment	Truckload
Goodwill allocated	$ 35,865	42,546
Logistics
Disclosure Of Business Combinations [Line Items]
Reportable segment	Logistics
Goodwill allocated	$ 22,512	$ (25)